Document and Entity Information	Aug. 01, 2019
Prospectus:
Document Type	497
Document Period End Date	Aug. 01, 2019
Registrant Name	PACE SELECT ADVISORS TRUST
Entity Central Index Key	0000930007
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 01, 2019
Document Effective Date	Aug. 01, 2019
Prospectus Date	Nov. 28, 2018
PACE® Strategic Fixed Income Investments | Class P
Prospectus:
Trading Symbol	PCSIX
PACE® Strategic Fixed Income Investments | Class A
Prospectus:
Trading Symbol	PBNAX
PACE® Strategic Fixed Income Investments | Class Y
Prospectus:
Trading Symbol	PSFYX
PACE® International Emerging Markets Equity Investments | Class P
Prospectus:
Trading Symbol	PCEMX
PACE® International Emerging Markets Equity Investments | CLASS A
Prospectus:
Trading Symbol	PWEAX
PACE® International Emerging Markets Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PWEYX